Significant Accounting Policies - Additional Information (Detail)	3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2013 USD ($)	Oct. 27, 2012 USD ($)	Jul. 28, 2012 USD ($)	Apr. 28, 2012 USD ($)	Feb. 02, 2013 USD ($) Accounts	Jan. 28, 2012 USD ($)	Jan. 29, 2011 USD ($)	Feb. 02, 2013 CAD	Feb. 02, 2013 Former executives [Member] USD ($)	Feb. 02, 2013 Former executives [Member] USD ($)	Feb. 02, 2013 Bonus payments to employees [Member] USD ($)	Feb. 02, 2013 Bonus payments to employees [Member] USD ($)	Feb. 02, 2013 Board of Directors Chairman [Member]	Feb. 02, 2013 Equity grants [Member] USD ($)	Feb. 02, 2013 Equity grants [Member] USD ($)	Feb. 02, 2013 Performance-based vesting shares [Member] USD ($)	Feb. 02, 2013 Performance-based vesting shares [Member] USD ($)	Feb. 02, 2013 Restoration Hardware Holdings, Inc [Member]
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents liquid investment maturity date																		Three months or less
Cash and cash equivalent, FDIC insured amount					$ 250,000
Cash and cash equivalent, CDIC insured amount								100,000
Number of bank account balances in excess of FDIC insurance limit					2
Number of bank account balances in excess of CDIC insurance limit					1
Inventory reserve balances					5,900,000	5,600,000
Prepaid expense and other current assets	83,202,000				43,828,000	28,608,000
Advertising costs					98,800,000	66,900,000	56,100,000
Impairment to goodwill					0	0	0
Impairment to trademarks					0	0	0
Impairment charge on long-lived assets					0	0	2,100,000
Capital lease conditions					(i) the ownership of the leased property is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property's estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property.
Customer deposit					50.00%
Revenue recognition, gift cards, breakage					1,800,000	3,200,000	3,000,000
Assumed dividend yield					0
Mr. Friedman's unvested stock	1,185,511				1,185,511								1,185,511
Non-cash compensation charge	3,631,000			387,000	116,183,000	1,557,000	1,119,000							92,000,000	92,000,000	23,100,000	23,100,000
Management fee					7,000,000
Selling, general and administrative expenses	101,366,000			77,365,000	505,485,000	329,506,000	274,836,000		2,200,000	2,200,000	1,300,000	1,300,000
Payment for legal and other professional fees		$ 2,800,000	$ 2,000,000		$ 4,800,000